UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ______________
This Amendment (Check only one.):       [  ]  is a restatement.
                                        [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Rivanna Capital, LLC
Address::       600 Peter Jefferson Parkway, Suite 370
                Charlottesville, VA  22911

13F File Number :                     28 - 11576
                                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Craig F. Colberg
Title:        Member
Phone:        434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
April 30, 2008

Report Type   (Check only one.):
[X]          13F HOLDINGS REPORT
[ ]          13FNOTICE
[ ]          13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     23

Form 13F Information Table Value Total:     $182,554


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       [ NONE ]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108     4571   50372 SH       SOLE    N/A         0 SHARED    0
AIRCASTLE LIMITED              COM              0129K1045     7472  664173 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106     7307  686059 SH       SOLE    N/A         0 SHARED    0
CASH AMERICA INC CMN           COM              14754D100     3479   95587 SH       SOLE    N/A         0 SHARED    0
CELADON GROUP                  COM              150838100     5519  570125 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC CALIF CMN         COM              156710105    12549  392632 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    12633  459040 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100    12207  209459 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     6590  134596 SH       SOLE    N/A         0 SHARED    0
GEO GROUP INC CMN              COM              36159R103     8345  294823 SH       SOLE    N/A         0 SHARED    0
GMX RES INC COM                COM              38011M108     8662  247994 SH       SOLE    N/A         0 SHARED    0
INTERDIGITAL                   COM              45867G101     5475  276366 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     3124  247131 SH       SOLE    N/A         0 SHARED    0
MAIDENFORM BRANDS INC          COM              560305104     7998  491591 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     8916  262393 SH       SOLE    N/A         0 SHARED    0
NBTY Inc.                      COM              628782104     3638  121457 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108    10453  370406 SH       SOLE    N/A         0 SHARED    0
PETROQUEST                     COM              716748108     6612  381306 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICES       COM              740585104    10026  699152 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    13853  408392 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    11220 1106519 SH       SOLE    N/A         0 SHARED    0
TIDEWATER INC.                 COM              886423102     6508  118084 SH       SOLE    N/A         0 SHARED    0
TRIDENT MICROSYSTEMS INC COM   COM              895919108     5397 1047871 SH       SOLE    N/A         0 SHARED    0